Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Description of Business

1. Description of Business

Eastside Distilling (the “Company” or “Eastside Distilling”) was incorporated under the laws of Nevada in 2004 under the name of Eurocan Holdings, Ltd. In December 2014, the Company changed its corporate name to Eastside Distilling, Inc. to reflect the acquisition of Eastside Distilling, LLC. On September 4, 2024, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with East Acquisition Sub Inc. (“Merger Sub”) and Beeline Financial Holdings, Inc. (“Beeline”). The Merger closed on October 7, 2024. Beeline is a mortgage technology company that operates an end-to-end, all-digital, AI-enhanced platform for homeowners and property investors. The Company currently employs 88 people in the United States, including Beeline’s employees and excluding Craft Canning + Printing (“Craft C+P”) employees.

On September 4, 2024, the Company and its subsidiary, Craft C+P, entered into a Debt Exchange Agreement (the “Debt Agreement”), which closed on October 7, 2024, resulting in the assignment by the Company of 720 barrels of spirits to Craft C+P, followed by the merger of Craft C+P into a limited liability company owned by certain creditors of the Company. Given that the effect of the Debt Agreement meets all the initial criteria of ASC Topic 205-20, Presentation of Financial Statements – Discontinued Operations for the classification of held for sale, the assets, liabilities, and operating results of Craft C+P have been classified as held for sale as of September 30, 2024 and December 31, 2023 and for the three and nine months ended September 30, 2024 and 2023. The consolidated financial statements for the prior periods have been adjusted to reflect comparable information.

Subsequent to the execution of the Debt Agreement, the Company organized a subsidiary named “Bridgetown Spirits Corp.” (“Bridgetown”), which was incorporated on October 3, 2024, and assigned to Bridgetown the Company’s business of manufacturing and marketing spirits. Bridgetown manufactures, acquires, blends, bottles, imports, markets and sells a wide variety of alcoholic beverages under recognized brands. Bridgetown’s brands span several alcoholic beverage categories, including whiskey, vodka, rum, and tequila. Bridgetown sells products on a wholesale basis to distributors in open states and through brokers in control states.

1. Description of Business

Eastside Distilling (the “Company” or “Eastside Distilling”) was incorporated under the laws of Nevada in 2004 under the name of Eurocan Holdings, Ltd. In December 2014, the Company changed its corporate name to Eastside Distilling, Inc. to reflect the acquisition of Eastside Distilling, LLC. On September 4, 2024, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with East Acquisition Sub Inc. (“Merger Sub”) and Beeline Financial Holdings, Inc. (“Beeline”). The Merger closed on October 7, 2024. Beeline is a mortgage technology company that operates an end-to-end, all-digital, AI-enhanced platform for homeowners and property investors. The Company currently employs 88 people in the United States, including Beeline’s employees and excluding Craft Canning + Printing (“Craft C+P”) employees.

On September 4, 2024, the Company and its subsidiary, Craft C+P, entered into a Debt Exchange Agreement (the “Debt Agreement”), which closed on October 7, 2024, resulting in the assignment by the Company of 720 barrels of spirits to Craft C+P, followed by the merger of Craft C+P into a limited liability company owned by certain creditors of the Company. Given that the effect of the Debt Agreement meets all the initial criteria of ASC Topic 205-20, Presentation of Financial Statements – Discontinued Operations for the classification of held for sale, the assets, liabilities, and operating results of Craft C+P have been classified as held for sale as of September 30, 2024 and December 31, 2023 and for the three and nine months ended September 30, 2024 and 2023. The consolidated financial statements for the prior periods have been adjusted to reflect comparable information.

Subsequent to the execution of the Debt Agreement, the Company organized a subsidiary named “Bridgetown Spirits Corp.” (“Bridgetown”), which was incorporated on October 3, 2024, and assigned to Bridgetown the Company’s business of manufacturing and marketing spirits. Bridgetown manufactures, acquires, blends, bottles, imports, markets and sells a wide variety of alcoholic beverages under recognized brands. Bridgetown’s brands span several alcoholic beverage categories, including whiskey, vodka, rum, and tequila. Bridgetown sells products on a wholesale basis to distributors in open states and through brokers in control states.

Beeline Financial Holdings Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Description of Business

NOTE 1 - NATURE OF BUSINESS

Beeline Financial Holdings, Inc. (the “Company,” and together with its consolidated subsidiaries, “Beeline,” “we”, “us”, “our”) was incorporated in Delaware on July 1, 2020, via a merger with Beeline Financial Holdings, Inc, a Rhode Island corporation founded on September 20, 2018. Beeline is a full service Direct-to-Consumer lender specializing in conventional conforming and non-conforming residential first-lien mortgages.

The consolidated financial statements include the consolidated accounts of Beeline Financial Holdings, Inc. and its wholly-owned subsidiaries, Beeline Title Holdings, Inc. (“Beeline Title Holdings”), and Beeline Loans Pty Ltd. (“Australian Subsidiary”). Beeline Title Holdings has five subsidiaries, Beeline Title, LLC (“Beeline Title”), Beeline Texas Title, LLC (“Beeline Texas Title”), Beeline Settlement Services, LLC (“Beeline Settlement Services”), and Beeline Title Agency, LLC (“Beeline Title Agency”). Beeline Mortgage Holdings has one subsidiary, Beeline Loans, Inc. (“Beeline Loans”). Beeline also has a joint venture called Nimble Title Holdings, LLC FKA Cambridge Title Holdings, LLC (“Nimble Title Holdings”), which is 50.1% owned by Beeline and 49.9% owned by Ellington Financial. Nimble Title Holdings has four subsidiaries, Nimble Title, LLC (“Nimble Title”), Nimble Title Agency, LLC (“Nimble Title Agency”), Nimble Texas Title, LLC (“Nimble Texas Title”), and Nimble Settlement Services, LLC (“Nimble Settlement Services”).

Beeline is an Artificial Intelligence (AI)-driven fintech mortgage lender that launched its lending platform in May 2020. Beeline continues to develop proprietary software in the form of major enhancements and new developments in its lending platform, introducing its Chat Application Programming Interface (API) “Bob” in July 2023. Beeline continues to hire key personnel to be able to scale into the future. As noted above, Beeline also has subsidiaries who perform title services.

Beeline is subject to a number of risks common to emerging companies stemming from, among other things, a limited operating history, rapid technological change, uncertainty of market acceptance and products, uncertainty of regulatory approval, competition from substitute products and larger companies, the need to obtain additional financing, compliance with government regulation, protection of proprietary technology, interest rate fluctuations, product liability, and the dependence on key individuals.

NOTE 1 - NATURE OF BUSINESS

Beeline Financial Holdings, Inc. (the “Company,” and together with its consolidated subsidiaries, “Beeline,” “we”, “us”, “our”) was incorporated in Delaware on July 1, 2020, via a merger with Beeline Financial Holdings, Inc, a Rhode Island corporation founded on September 20, 2018. Beeline is a full service Direct-to-Consumer lender specializing in conventional conforming and non-conforming residential first-lien mortgages.

The consolidated financial statements include the consolidated accounts of Beeline Financial Holdings, Inc. and its wholly-owned subsidiaries, Beeline Title Holdings, Inc. (“Beeline Title Holdings”), Beeline Mortgage Holdings, Inc. (“Beeline Mortgage”), and Beeline Loans Pty Ltd. (“Australian Subsidiary”). Beeline Title Holdings has five subsidiaries, Beeline Title, LLC (“Beeline Title”), Beeline Texas Title, LLC (“Beeline Texas Title”), Beeline Settlement Services, LLC (“Beeline Settlement Services”), and Beeline Title Agency, LLC (“Beeline Title Agency”). Beeline Mortgage Holdings has one subsidiary, Beeline Loans, Inc. (“Beeline Loans”). Beeline also has a majority-owned subsidiary called Nimble Title Holdings, LLC FKA Cambridge Title Holdings, LLC (“Nimble Title Holdings”), which is 50.1% owned by Beeline and 49.9% owned by Ellington Financial. Nimble Title Holdings has four subsidiaries, Nimble Title, LLC (“Nimble Title”), Nimble Title Agency, LLC (“Nimble Title Agency”), Nimble Texas Title, LLC (“Nimble Texas Title”), and Nimble Settlement Services, LLC (“Nimble Settlement Services”).

Beeline is an Artificial Intelligence (AI)-driven fintech mortgage lender that launched its lending platform in May 2020. Beeline continues to develop proprietary software in the form of major enhancements and new developments in its lending platform, introducing its Chat Application Programming Interface (API) “Bob” in July 2023. Beeline continues to hire key personnel to be able to scale into the future. As noted above, Beeline also has subsidiaries who perform title services.

Beeline is subject to a number of risks common to emerging companies stemming from, among other things, a limited operating history, rapid technological change, uncertainty of market acceptance and products, uncertainty of regulatory approval, competition from substitute products and larger companies, the need to obtain additional financing, compliance with government regulation, protection of proprietary technology, interest rate fluctuations, product liability, and the dependence on key individuals.

On June 4, 2024, the Company effected a 10-for-1 forward stock split and changed the authorized common and preferred shares and par values. All share and per share data in the accompanying consolidated financial statements and footnotes has been retrospectively adjusted to reflect these changes.